Shareholder Report, Line Graph (Details) - USD ($)	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000048071
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class AAA
C000048073
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class C
C000048074
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class I
C000048072
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 34,257	$ 27,402	$ 21,697	$ 26,496	$ 20,586	$ 17,386	$ 13,223	$ 13,828	$ 11,351	$ 10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
MSCI ACWI SRI Index
Account Value [Line Items]
Account Value	10,000	27,579	23,951	18,978	24,356	19,569	16,118	12,474	13,345	10,646	9,778
MSCI ACWI SRI Index
Account Value [Line Items]
Account Value	10,000	27,579	23,951	18,978	24,356	19,569	16,118	12,474	13,345	10,646	9,778
MSCI ACWI SRI Index
Account Value [Line Items]
Account Value	10,000	27,579	23,951	18,978	24,356	19,569	16,118	12,474	13,345	10,646	9,778
MSCI ACWI SRI Index
Account Value [Line Items]
Account Value	$ 10,000	$ 27,579	$ 23,951	$ 18,978	$ 24,356	$ 19,569	$ 16,118	$ 12,474	$ 13,345	$ 10,646	$ 9,778